GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of remaining amortization expense (Details 2) $ in Thousands	Dec. 31, 2015 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 5,242
2017	4,488
2018	4,321
2019	3,714
2020	2,614
Thereafter	12,508
Finite-lived intangible assets, Total	$ 32,887